Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Fair value measurements

Note 7—Fair value of financial instruments

The fair value of foreign currency forward contracts and bank debt are categorized based upon the level of judgment associated with the inputs used to measure their fair values. Fair value is measured using inputs from the three levels of the fair value hierarchy, which are described as follows:

Level 1—Quoted prices in active markets for identical assets or liabilities

Level 2—Quoted prices for similar assets and liabilities in active markets or inputs that are observable

Level 3—Inputs that are unobservable (for example, cash flow modeling inputs based on management’s assumptions)

The assets’ or liabilities’ fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. The Company’s Level 2 instruments consist of foreign currency forward contracts for which fair values were based on market prices obtained from independent brokers or determined using quantitative models that use as their basis readily observable market parameters that are actively quoted and can be validated through external sources, including third-party pricing services, brokers and market transactions.

The following table sets forth the fair value of the Company’s financial liabilities by level within the fair value hierarchy as of December 31, 2015 (in thousands):

		Fair value measurements using
	Fair value	Level 1	Level 2	Level 3
Financial liabilities:
Foreign currency forward contracts	$10,702	$-	$10,702	$-
Long-term debt, including current portion (1)	148,106	-	148,106	-
Total financial liabilities	$158,808	$-	$158,808	$-

(1)

Of this amount, $10,325 is classified as current. The gross carrying amounts of the Company’s bank debt, before reduction of the debt issuance costs, approximate their fair values as the stated rates approximate market rates for loans with similar terms.

The following table sets forth the fair value of the Company’s financial liabilities by level within the fair value hierarchy as of December 31, 2016 (in thousands):

		Fair value measurements using
	Fair value	Level 1	Level 2	Level 3
Financial liabilities:
Foreign currency forward contracts	$-	$-	$-	$-
Long-term debt, including current portion (1)	165,393	-	165,393	-
Total financial liabilities	$165,393	$-	$165,393	$-

(1)

Of this amount, $8,650 is classified as current. The gross carrying amounts of the Company’s bank debt, before reduction of the debt issuance costs, approximate their fair values as the stated rates approximate market rates for loans with similar terms.

The Company did not transfer any assets measured at fair value on a recurring basis to or from Level 2 for any of the periods presented.